Trade Receivables (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	$ 35,548	$ 44,137